Retirement Plans and Postretirement Costs (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Pension
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	$ 95,573	$ 88,451
Projected benefit obligation	95,573	88,451
SERP
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	1,422	1,020
Projected benefit obligation	$ 1,872	$ 1,464